Operating profit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Revenue	$ 5,810	$ 5,549	$ 5,215
Cost of goods sold	(1,764)	(1,730)	(1,540)
Gross profit	4,046	3,819	3,675
Research and development expenses	(289)	(339)	(345)
Marketing, selling and distribution expenses	(2,276)	(2,218)	(2,066)
Administrative expenses	(824)	(837)	(814)
Selling, general and administrative expenses	(3,100)	(3,055)	(2,880)
Operating profit	657	425	450
Restructuring and rationalisation expenses	123	220	167
Acquisition and disposal related items	94	60	4
Amortisation and impairment of acquisition intangibles	187	207	205
Other operating income	0	0	(7)
Amortisation of intangible assets	230	221	229
Impairment of intangible assets	16	37	39
Impairment of goodwill	65	84
Impairment of property, plant and equipment	9	31	30
Fair value remeasurement of trade investments		4
Depreciation of property, plant and equipment	325	306	319
Loss on disposal of property, plant and equipment and intangible assets	22	18	11
Advertising costs	84	88	92
Depreciation of right-of-use assets	54	54	56
Insurance Recoveries Received	0	0	7
BHR
Disclosure of attribution of expenses by nature to their function [line items]
Impairment of goodwill	63
Engage
Disclosure of attribution of expenses by nature to their function [line items]
Impairment of goodwill		84
Cost of goods sold
Disclosure of attribution of expenses by nature to their function [line items]
Charge relating to legal and other items	6	27	4
Restructuring and rationalisation expenses	20	73	20
Acquisition and disposal related items	13	3	5
Research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Charge relating to legal and other items	1	21	35
Restructuring and rationalisation expenses	0	18	5
Acquisition and disposal related items	0	1	5
Selling, general and administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Charge relating to legal and other items		10	36
Credit relating to legal and other items	19
Restructuring and rationalisation expenses	103	129	142
Acquisition and disposal related items	81	56
Amortisation and impairment of software and other intangible assets	58	51	56
Amortisation and impairment of acquisition intangibles	$ 187	$ 207	205
Credit on acquisition and disposal related items			$ 6